Cover	Apr. 15, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 15, 2025
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	GROVE COLLABORATIVE HOLDINGS, INC.
Entity File Number	001-40263
Entity Tax Identification Number	88-2840659
Entity Address, Address Line One	1301 Sansome Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	94111
City Area Code	800
Local Phone Number	231-8527
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	GROV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001841761
Amendment Flag	false